Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	10.33%
Contractually Specified Servicing Fees, Amount	$ 604	$ 623	$ 587
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	1,117	1,354	1,313
Additions	197	129	384
Amortization	(361)	(366)	(343)
Balance at end of period	953	1,117	1,354
Fair value of mortgage servicing assets	$ 1,909	1,840	1,918
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	105.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	369.00%
Real estate: Residential - 1 to 4 family [Member]
Servicing Assets at Amortized Value [Line Items]
Aggregate of loans serviced for others	$ 209,756	$ 211,500	$ 217,967